Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses [Abstract]
Profit (loss), attributable to owners of parent	[1]	₩ 3,414,595	₩ 3,403,497	₩ 3,156,722
Provision for regulatory reserve for loan losses		(177,620)	(292,728)
Profit attributable to equity holders of Shinhan Financial Group after adjusted for regulatory reserve		₩ 3,236,975	₩ 3,110,769
Basic and diluted earnings per share after adjusted for regulatory reserve in won	[2]	₩ 6,299	₩ 6,387

[1]	The increase in reserve for credit losses, W25,608 million, due to the business combination with Orange Life insurance and Asia Trust for the year ended December 31, 2019 is excluded.
[2]	Dividends for hybrid bonds are deducted.